Income Tax (Details) - Schedule of reconciliation of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of Income Tax Expense [Abstract]
Loss before income taxes	$ (54,153,065)	$ (69,597,322)	$ (40,056,965)
Tax loss at the PRC statutory tax rate of 25%	13,538,266	17,399,330	(9,611,948)
Taxable items	(3,532,743)
Deductible items	3,470,728
Non-deductible items		(20,201,962)	7,353,006
Non-taxable items		19,124,786	(853,004)
Change in valuation allowance	(1,957,164)	(697,508)	1,764,787
Effect of different tax rates in other jurisdictions	(5,588,499)	(8,043,850)	178,444
Effect of 15% preferential rate for certain PRC subsidiaries	(1,989,264)	545,541	1,168,715
Income tax benefit	$ 3,941,324	$ 8,126,337